Patent Finance Obligation - Current and Long Term Portion of Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Patent finance obligation, due December 27, 2014	$ 5,217	$ 7,647
Current portion	(2,547)	(2,458)
Current and long term portion of obligation, total	$ 2,670	$ 5,189